Stockholder's Equity - Additional Information (Detail) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Sep. 30, 2025
Stockholders' Equity Note [Abstract]
Common stock shares authorized	1,000	1,000	1,000
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares issued	1	1	1
Common stock shares outstanding	1	1	1
Dividends, Common Stock	$ 0	$ 0